Deposits - Additional Information (Detail) - CAD ($) $ in Billions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of deposits [abstract]
Aggregate amount of term deposits in denominations of $100,000 or more	$ 325	$ 309